Investments Accounted for Using the Equity Method - Summarized Financial Information (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019		Mar. 31, 2018	Mar. 31, 2017	Apr. 01, 2016
Disclosure of associates [line items]
Revenue	¥ 3,291,188	¥ 2,097,224	[1]	¥ 1,770,531
Net profit (loss) for the year	44,290	135,080	[1],[2],[3],[4]	186,708
Other comprehensive income (loss)	(243,709)	(13,485)	[3],[4]	55,956
Total comprehensive income (loss) for the year	(199,419)	121,595	[4]	242,664
Takeda’s share of comprehensive loss for the year	(23,987)	(43,627)	[2]	(32,199)
Non-current assets	10,351,662	10,799,736	[5]
Current assets	2,469,432	2,993,037	[5]
Non-current liabilities	(5,917,710)	(6,053,733)	[5]
Current liabilities	(2,175,898)	(2,553,049)	[5]
Equity	4,727,486	5,185,991	[5]	2,017,409	¥ 1,948,965
Goodwill	4,012,528	4,240,251	[5]
Carrying amount of investments accounted for using the equity method	107,334	108,185	[5]
Teva Takeda Pharma and Teva Takeda Yakuhin
Disclosure of associates [line items]
Revenue	79,987	89,686		103,719
Net profit (loss) for the year	(49,443)	(87,106)		(66,301)
Other comprehensive income (loss)	0	0		0
Total comprehensive income (loss) for the year	(49,443)	(87,106)		(66,301)
Total comprehensive loss for the year (49.0%)	(24,227)	(42,682)		(32,487)
Other	32	211		(137)
Takeda’s share of comprehensive loss for the year	(24,195)	(42,471)		¥ (32,624)
Non-current assets	93,221	111,379
Current assets	114,827	108,423
Non-current liabilities	(11,365)	(15,615)
Current liabilities	(17,631)	(18,695)
Equity	179,052	185,492
Takeda’s share of equity (49.0%)	87,735	90,891
Goodwill	10,921	32,921
Deferred gain	(24,689)	(39,881)
Carrying amount of investments accounted for using the equity method	¥ 73,967	¥ 83,931
Ownership percentage	49.00%					49.00%

[1]	During the year ended March 31, 2020, Takeda completed the purchase price allocation for the assets acquired and liabilities assumed as part of the Shire Acquisition. Accordingly, Consolidated Statements of Profit or Loss for the Year Ended March 31, 2019 were retrospectively adjusted. See Note 31 for further detail of completed purchase price allocation.
[2]	During the year ended March 31, 2020, Takeda completed the purchase price allocation for the assets acquired and liabilities assumed as part of the Shire Acquisition. Accordingly, Consolidated Statements of Cash Flows for the Year Ended March 31, 2019 were retrospectively adjusted. See Note 31 for further detail of completed purchase price allocation.
[3]	During the year ended March 31, 2020, Takeda completed the purchase price allocation for the assets acquired and liabilities assumed as part of the Shire Acquisition. Accordingly, Consolidated Statements of Changes in Equity as of March 31, 2019 were retrospectively adjusted. See Note 31 for further detail of completed purchase price allocation
[4]	During the year ended March 31, 2020, Takeda completed the purchase price allocation for the assets acquired and liabilities assumed as part of the Shire Acquisition. Accordingly, Consolidated Statements of Profit or Loss and Other Comprehensive Income for the Year Ended March 31, 2019 were retrospectively adjusted. See Note 31 for further detail of completed purchase price allocation.
[5]	During the year ended March 31, 2020, Takeda completed the purchase price allocation for the assets acquired and the liabilities assumed as part of the Shire Acquisition. Accordingly, Consolidated Statements of Financial Position as of March 31, 2019 were retrospectively adjusted. See Note 31 for further detail of completed purchase price allocation.